Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.49

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025100369	Closed	XXX	XXX	Resolved	1 - Information	B	A	Credit	Credit Worthiness	Mortgage history for primary residence less than XXX months	Resolved-Updated to XXX months based on credit report Borrower resided at XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Preliminary report for Subject address, XXX page of vesting deed uploaded does not show the prior XXX months housing history for borrowers primary residence.

Per GLs page XXX "a housing payment mortgage history is required for all XXX Estate Owned evidencing the payment activity for the most recent XXX-months. VORs and VOMs from XXX companies and XXX, etc., cancelled checks, mortgage/rental statements including payment history, etc. should be provided." - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-primary mortgage history is less than XXX months according to credit report and no proof or LOX for former address is provided. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Updated to XXX months based on credit report Borrower resided at XXX - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025100369	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Resolved- Updated Supporting document 1008 with correct XXX and DTI - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-All other monthly payments in Final 1003 are not matching with 1008 monthly payments. Rent Loss for the subject property of XXX Rent loss in the amount of XXX primary in the amount of XXX credit liabilities total in the amount of XXX back end dti. 1008 has the back end DTI at XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Resolved- Updated Supporting document 1008 with correct XXX and DTI - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025100212	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	HOA Fee Difference	Resolved-New PCCD received. System updated with the information. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated CD - Seller-XXX
Counter-Updated 1003 & 1008 received to remove the $XXX dues.  However, the Final CD still discloses HOA in the "Estimated Taxes, lnsurance, & Assessments section."  If there truly is no HOA dues, A PCCD is needed to remove the HOA from the Closing Disclosure. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003/1008 - Seller-XXX
Counter-New 1003 and 1008 received that still has the $XXX HOA dues on it.  However, evidence of the property having $XXX in HOA dues is still missing from the file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 & 1003 - Seller-XXX
														Open-HOA Fee difference exsits between validated HOA and documents • Per the 1003, the 1008, the Final CD, the PCCD, and the Closing Instructions, this property has HOA in the amount of $XXX per month. However, there is no evidence on the Appraisal nor anywhere else in file of HOA dues. Please either (a) Provide evidence of the $XXX monthly HOA dues to "XXX," or (b) Provide a corrected 1003, 1008, and a PCCD to remove references to a HOA fee. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated CD - Seller-XXX Ready for Review-Document Uploaded. Updated 1003/1008 - Seller-XXX Ready for Review-Document Uploaded. Updated 1008 & 1003 - Seller-XXX	Resolved-New PCCD received. System updated with the information. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025100212	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Updated 1008 & 1003 now shows income of $XXX that matches the income calculation worksheet. Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 & 1008 - Seller-XXX
Counter-The income on this 1003 ($XXX) does not match the income on the 1008 or the Income Calculator Worksheet ($XXX). - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Final 1003 - Seller-XXX
														Open-The Final 1003 is Incomplete • The document that was provided as the Final 1003 was not executed. Please provide the 1003 that was signed & dated at Closing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003 & 1008 - Seller-XXX Ready for Review-Document Uploaded. Final 1003 - Seller-XXX	Resolved-Updated 1008 & 1003 now shows income of $XXX that matches the income calculation worksheet. Resolved. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025100212	Closed	XXX	XXX	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Initial XXX Disclosure	Resolved-The XXX was provided. System updated. Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - Seller-XXX
														Open-• The XXX Disclosure is missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - Seller-XXX	Resolved-The XXX was provided. System updated. Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025100095	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX Business Bank Statements Missing	Resolved-XXX reflects main account number that can verify account holders. Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please see the attached bank statement showing the acct #, acct holder and address.
The other pages are for an account they are not using in this transaction. You can see acct #XXX is not missing pages or transactions from month to month

 - Seller-XXX
Counter-Statements provided do not include any Account holder, Business Name or Business Address.   - Due Diligence Vendor-XXX
Ready for Review-UW Response:  The reason there are missing pages is because those pages belong to other accounts the borrower is not using in this transaction. We have all pages needed for acct #XXX - Seller-XXX
Open-Borrower XXX Business Bank Statements Missing XXX months bank statement was provided, But each month statement starting pages XXX, XXX and XXX are missing. Required XXX months business bank statements with all pages. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please see the attached bank statement showing the acct #, acct holder and address.
The other pages are for an account they are not using in this transaction. You can see acct #XXX is not missing pages or transactions from month to month

 - Seller-XXX
 Ready for Review-UW Response:  The reason there are missing pages is because those pages belong to other accounts the borrower is not using in this transaction. We have all pages needed for acct #XXX - Seller-XXX
																Resolved-XXX Agreement reflects main account number that can verify account holders. Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100095	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts and Loansafe connect doc is missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100223	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Requested Alerts Cleared Report provided hence resolved. - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
														Open-Fraud Report Shows Uncleared Alerts Provide the updated fraud report, Fraud Report Shows Uncleared Alerts. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Requested Alerts Cleared Report provided hence resolved. - Due Diligence Vendor-XXX Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 2nd appraisal and updated XXX - Seller-XXX
														Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than XXX Given XXX CU score is XXX, Required CDA or similar. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX appraisal and updated XXX - Seller-XXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX	XXX.pdf XXX.pdff XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (XXX)	Resolved-Updated disclosures, issue resolved. - Due Diligence Vendor-XXX
Ready for Review-The rate has always been XXX% from start to finish with no changes.  There is no reason for a XXX for rate.
Since the transfer taxes were not a valid change of Circumstance, we cured it at closing.
on the Final CD that was issued and executed on XXX day of closing, yes, the State Transfer Taxes of $XXX were added and so was the Transfer Tax- Intangible Tax of $XXX which totals $XXX. But we cured this amount on the Final CD at time of closing.  Kind Lending cure these two items at time of closing.  - Seller-XXX
Counter-XXX needed for the interest increase.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated PCCD - Seller-XXX
Open-A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. In final CD there is transfer tax fee was newly added with amount of $XXX but there is no coc in the file and Lender Credit amount increased amount from initial CD to final CD is$XXX, It's not covered the fee increased amount. - Due Diligence Vendor-XXX	Ready for Review-The rate has always been XXX% from start to finish with no changes. There is no reason for a XXX for rate.
Since the transfer taxes were not a valid change of Circumstance, we cured it at closing.
on the Final CD that was issued and executed on XXX day of closing, yes, the State Transfer Taxes of $XXX were added and so was the Transfer Tax- Intangible Tax of $XXX which totals $XXX.  But we cured this amount on the Final CD at time of closing.  Kind Lending cure these two items at time of closing.  - Seller-XXX
 Ready for Review-Document Uploaded. Updated PCCD - Seller-XXX
																Resolved-Updated disclosures, issue resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX XXX Credit Report is Missing	Resolved-Borrower 1 XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower 1 XXX Credit Report is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Borrower 1 XXX Credit Report is not missing. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX XXX Credit Report is Missing	Resolved-Borrower 2 XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower 2 XXX Credit Report is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Borrower 2 XXX Credit Report is not missing. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1008 - Seller-XXX
Open-The 1008 document is missing from the loan file. 01) As per appraisal report property value is $XXX and not listed for sales with XXX months, no prior sales with XXX months but 1008 considered the property value as $XXX.

														02) Calculated DTI is XXX% it's not matching with 1008 DTI XXX% (Sub property PITI is $XXX + Other XXX losses $XXX + All other monthly payments is $XXX= total $XXX / XXX= Calculated DTI is XXX%) and 1008 considered all other monthly payments as $XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1008 - Seller-XXX	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100130	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	XXX is Partial	Resolved-Dwelling amount is XXX% Replacement cost, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-XXX is fully present - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX% Replacement Cost - Seller-XXX
														Open-XXX Partially Provided Given Dwelling amount ($XXX) not covered the loan amount of $XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX% Replacement Cost - Seller-XXX	Resolved-Dwelling amount is XXX% Replacement cost, Verified & entered in system - Resolved - Due Diligence Vendor-XXX Resolved-XXX is fully present - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025100121	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts • The XXX Connect Alerts Summary document shows a total of XXX High alerts, only XXX of which were cleared; and XXX Low alerts, only XXX of which were cleared. Please provide the documentation that shows all alerts were reviewed & cleared. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A